Accounts Receivables (Details) - USD ($)	12 Months Ended
	Oct. 31, 2022	Oct. 31, 2021	Oct. 31, 2020
Accounts Receivables [Abstract]
Bad debt expense	$ 143,003	$ 37,591	$ 11,474